Intangible Assets (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets (Details) [Line Items]
Accumulated amortization	$ 100,000			$ 150,000		$ 100,000
Accumulated amortization				100,000
Aria Energy LLC [Member]
Intangible Assets (Details) [Line Items]
Depreciation amortization and accretion				5,287	$ 8,166
Amortization of intangible assets				6,510,000	9,625,000	18,754,000	$ 20,256,000	$ 21,723,000
Accumulated amortization	125,922,000	$ 198,603,000		132,432,000		125,922,000	198,603,000
Aria Energy LLC [Member] | Below-Market Contracts [Member]
Intangible Assets (Details) [Line Items]
Amortization of intangible assets	2,445	2,445	$ 2,445	1,223	$ 1,460	436	476
Related to sale of power						12,200
Relates to purchase of gas						$ 19,828
Trade names [Member]
Intangible Assets (Details) [Line Items]
Intangible assets remaining useful life						4 years
Accumulated amortization	30,000			45,000		$ 30,000
Intangible assets useful life						4 years
Biogas rights agreements [Member]
Intangible Assets (Details) [Line Items]
Accumulated amortization
Intangible assets useful life				20 years		20 years	20 years
Contract-Based Intangible Assets [Member]
Intangible Assets (Details) [Line Items]
Intangible assets useful life				3 years